LAND USE RIGHTS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Land Use Rights Net
SCHEDULE OF LAND USE RIGHTS NET

Land use rights consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Land use right	149,678	153,204
Less: accumulated amortization	(27,982)	(27,055)
Land use right, net	121,696	126,149